Investment Objectives and Goals	Sep. 30, 2025
MFS Blended Research Core Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Blended Research® Core Equity Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek capital appreciation.
MFS Mid Cap Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Mid Cap Value Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek capital appreciation.